Employee Stock Ownership Plan (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Stock Ownership Plan

At December 31, 2014 the ESOP shares were as follows ($ in thousands, except per share amounts):

Allocated shares	11,285
Unallocated shares	327,275

Total ESOP shares	338,560

Fair value of unallocated shares	$4,003